Issuance of Units	12 Months Ended
Dec. 31, 2019
ISSUANCE OF UNITS [Abstract]
Issuance of Units

NOTE 13 – ISSUANCE OF UNITS

In December 2019, Navios Partners authorized the granting of 4,000 restricted common units, which were issued on December 18, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The effect of compensation expense arising from the restricted common units described above amounted to $1 as of December 31, 2019 and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during the year ended December 31, 2019. As of December 31, 2019, no restricted common units were vested.

On April 25, 2019, Navios Partners announced that its Board of Directors has approved 1-for-15 reverse stock split of its issued and outstanding shares of common units and general partner units. The reverse stock split was effective on May 21, 2019 and the common units commenced trading on such date on a split adjusted basis.

In February 2019, Navios Partners authorized the granting of 25,396 restricted common units, which were issued on February 1, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The fair value of restricted common units was determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Navios Partners also issued 518 general partnership units to its general partner for net proceeds of $8. The effect of compensation expense arising from the restricted common units described above amounted to $190 for the year ended December 31, 2019 and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations.

In January 2019, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $50,000 of the Company’s common units over a two year period. The program does not require any minimum repurchase or any specific number of common units and may be suspended or reinstated at any time in Navios Partners’ discretion and without notice. The Board of Directors will review the program periodically. Repurchases are subject to restrictions under Navios Partners’ credit facilities. As of December 31, 2019, Navios Partners had repurchased and cancelled 312,952 common units on a split adjusted basis, for a total cost of approximately $4,499.

In December 2018, Navios Partners authorized the granting of 97,633 restricted common units, which were issued on December 24, 2018, to its directors and officers, which are based solely on service conditions and vest over four years. Navios Partners also issued 1,993 general partnership units to its general partner for net proceeds of $27. The effect of compensation expense arising from the restricted common units described above amounted to $669 and $20 as of December 31, 2019 and 2018, respectively,  and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2019 and 2018.  As of December 31, 2019, 25,158 restricted common units were vested.

Restricted common units outstanding and not vested were 146,541 shares on a split adjusted basis as of December 31, 2019.

As of December 31, 2019, the estimated compensation cost relating to service conditions of non-vested restricted common units granted in 2017, 2018 and 2019 not yet recognized was $1,525.

On February 21, 2018, Navios Partners completed a public offering of 1,228,133 on a split adjusted basis common units at $28.50 per unit and raised gross proceeds of approximately $35,002. The net proceeds of this offering, including the underwriting discount and the offering costs of $1,629 in total, were approximately $33,373. Pursuant to this offering, Navios Partners issued 25,064 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $714.

In December 2017, Navios Partners authorized the granting of 91,336 restricted common units, which were issued on January 11, 2018, to its directors and officers, which are based solely on service conditions and vest over four years. The fair value of the restricted common units was determined by reference to the quoted common unit price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized when it is probable that the performance criteria will be met based on a graded expense model over the vesting period. Navios Partners also issued 1,864 general partnership units to its general partner for net proceeds of $64. The effect of compensation expense arising from the restricted common units described above amounted to $833 and $1,600 as of December 31, 2019 and 2018, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2019 and 2018. As of December 31, 2019, 46,668 restricted common units were vested.

On September 1, 2017 and as part of the acquisition agreement entered into between the Company and Rickmers Trust, Navios Partners authorized and issued 24,096 restricted common units and 492 general partnership units to its general partner for net proceeds of $600 and $12, respectively. The fair value of the restricted common units was determined by reference to the quoted common unit price on the date of grant. On September 25, 2017, the fair value of the restricted common units described above was compensated by Navios Containers in full amount. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2019 and 2018. As of December 31, 2019, 24,096 restricted common units were vested.

On March 20, 2017, Navios Partners completed a public offering of 3,186,333 common units at $31.50 per unit and raised gross proceeds of approximately $100,369. The net proceeds of this offering, including the underwriting discount and the offering costs of $4,383 in total, were approximately $95,986. Pursuant to this offering, Navios Partners issued 65,027 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $2,049.

On March 17, 2017, Navios Holdings transferred to Navios Partners its rights to the fixed 12.7% interest on the Navios Europe I’s Navios Term Loans I and Navios Revolving Loans I (including the respective accrued receivable interest) for a total amount of $33,473 for a cash consideration of $4,050 and 871,795 newly issued common units of Navios Partners, with fair value net of costs at date of issuance of $28,862 (see Note 18 — Transactions with related parties and affiliates). Pursuant to this transaction, Navios Partners issued 17,792 general partnership units to its general partner for net cash proceeds of $468.

In December 2016, Navios Partners authorized the granting of 136,000 restricted common units, which were issued on January 31, 2017, to its directors and officers, which are based solely on service conditions and vest over three years. The fair value of the restricted common units was determined by reference to the quoted common unit price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized when it is probable that the performance criteria will be met based on a graded expense model over the vesting period. Navios Partners also issued 2,776 general partnership units to its general partner for net proceeds of $63. The effect of compensation expense arising from the restricted common units described above amounted to $325 and $830 as of December 31, 2019 and 2018, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2019 and 2018. As of December 31, 2019, 136,000 restricted common units were vested, cumulatively.

Navios Holdings currently owns an approximately 18.8% common unit interest in Navios Partners Olympos Maritime Ltd. currently owns 2.1% general partner interest in Navios Partners.